Lessor Accounting (Summary of Lease Income) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 JPY (¥)
Sales Type And Direct Financing Leases Income [Abstract]
Revenue at lease commencement	¥ 114,312
Interest income on lease receivables	20,382
Sales-type and direct financing leases income total	134,694
Lease income – operating leases	25,403
Variable lease income	6,216
Total lease income	¥ 166,313